Federated Hermes Managed Volatility Fund II
Portfolio of Investments
March 31, 2021 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—42.5%
		Communication Services—3.8%
10,983		Activision Blizzard, Inc.	$1,021,419
1,466	[1]	Alphabet, Inc., Class A	3,023,654
652	[1]	Alphabet, Inc., Class C	1,348,747
106,367		AT&T, Inc.	3,219,729
100,000	[1]	BBTV Holdings Inc.	795,735
1,624	[1]	Charter Communications, Inc.	1,002,040
52,515		Comcast Corp., Class A	2,841,587
6,332	[1]	Discovery, Inc., Class C	233,587
2,213		Electronic Arts, Inc.	299,574
3,350	[1]	Motorsport Gaming U.S. LLC	77,921
2,123		News Corp., Inc., Class A	53,988
1,066	[1]	Pinterest, Inc.	78,916
3,941	[1]	Qurate Retail, Inc.	46,346
3,295	[1]	Take-Two Interactive Software, Inc.	582,226
10,203	[1]	Twitter, Inc.	649,217
68,317		Verizon Communications, Inc.	3,972,634
21,304		Walt Disney Co.	3,931,014
5,053		Wiley (John) & Sons, Inc., Class A	273,873
4,118	[1]	Zillow Group, Inc.	541,023
		TOTAL	23,993,230
		Consumer Discretionary—3.6%
1,032	[1]	Aptiv PLC	142,313
5,993		Best Buy Co., Inc.	688,056
1,066		Block (H&R), Inc.	23,239
5,643		Brunswick Corp.	538,173
8,943	[1]	Carter’s, Inc.	795,301
3,135		Darden Restaurants, Inc.	445,170
450,000	[1]	Deliveroo Holdings PLC	1,783,252
13,970		eBay, Inc.	855,523
4,310		Extended Stay America, Inc.	85,123
150,849	[1]	Ford Motor Co.	1,847,900
8,176		Gentex Corp.	291,638
4,319		Harley-Davidson, Inc.	173,192
8,644	[1]	Hilton Worldwide Holdings, Inc.	1,045,232
7,344		Home Depot, Inc.	2,241,756
85,000	[1]	JOANN Inc.	862,750
4,653	[1]	L Brands, Inc.	287,835
5,988	[1]	Marriott International, Inc., Class A	886,883
12,607		McDonald’s Corp.	2,825,733
279	[1]	Mohawk Industries, Inc.	53,654
60,000	[1]	Moonpig Group PLC	351,212
5,272		Newell Brands, Inc.	141,184
1,948	[1]	Peloton Interactive, Inc.	219,033
2,091		Polaris, Inc., Class A	279,148

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
8,223	[1]	PVH Corp.	$869,171
10,462		Target Corp.	2,072,208
8,844	[1]	Terminix Global Holdings, Inc.	421,593
1,570		TJX Cos., Inc.	103,856
17,280		Toll Brothers, Inc.	980,294
5,897		Travel + Leisure Co.	360,661
12,000	[1]	Vasta Platform Ltd.	118,200
222	[1]	Wayfair, Inc.	69,875
2,538		Wyndham Hotels & Resorts, Inc.	177,102
893		Yum! Brands, Inc.	96,605
		TOTAL	22,132,865
		Consumer Staples—3.0%
28,691		Albertsons Cos., Inc.	547,137
37,559		Altria Group, Inc.	1,921,518
10,000	[1]	Bellring Brands, Inc.	236,100
1,502		Casey’s General Stores, Inc.	324,717
6,683		Colgate-Palmolive Co.	526,821
10,407		Conagra Brands, Inc.	391,303
2,143		Constellation Brands, Inc., Class A	488,604
305		Estee Lauder Cos., Inc., Class A	88,709
7,851		General Mills, Inc.	481,423
462	[1]	Hain Celestial Group, Inc.	20,143
11,434	[1]	Herbalife Ltd.	507,212
1,741		Hershey Foods Corp.	275,357
4,000	[1]	Jde Peet’s B.V.	146,819
569		Kimberly-Clark Corp.	79,120
31,100		Kraft Heinz Co./The	1,244,000
21,052		Kroger Co.	757,662
16,000	[1]	Mission Produce, Inc.	304,160
21,645		Mondelez International, Inc.	1,266,882
664		Nu Skin Enterprises, Inc., Class A	35,119
6,357		PepsiCo, Inc.	899,198
20,196		Philip Morris International, Inc.	1,792,193
2,048	[1]	Post Holdings, Inc.	216,515
22,692		Procter & Gamble Co.	3,073,178
9,235		The Coca-Cola Co.	486,777
20,000	[1]	The Duckhorn Portfolio, Inc.	335,600
15,904		WalMart Inc.	2,160,240
		TOTAL	18,606,507
		Energy—2.0%
7,395		Antero Midstream Corp.	66,777
20,092		APA Corp.	359,647
34,668		Chevron Corp.	3,632,860
5,079		Cimarex Energy Co.	301,642
39,388		ConocoPhillips	2,086,382
2,849		Diamondback Energy, Inc.	209,373
7,454		EOG Resources, Inc.	540,638
5,234	[1]	EQT Corp.	97,248
35,000		Exxon Mobil Corp.	1,954,050

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Energy—continued
821		Halliburton Co.	$17,619
19,572		Kinder Morgan, Inc.	325,874
37,551	[1]	NOV Inc.	515,200
987		Phillips 66	80,480
152		Pioneer Natural Resources, Inc.	24,140
50,897		Schlumberger Ltd.	1,383,889
10,945		Targa Resources, Inc.	347,504
21,619		Williams Cos., Inc.	512,154
		TOTAL	12,455,477
		Financials—8.8%
53,490		AGNC Investment Corp.	896,492
10,454		Allstate Corp.	1,201,165
12,219		Ally Financial, Inc.	552,421
2,478		American Express Co.	350,488
2,823		Ameriprise Financial, Inc.	656,206
133,234		Bank of America Corp.	5,154,823
30,554		Bank of New York Mellon Corp.	1,444,899
26,169	[1]	Berkshire Hathaway, Inc., Class B	6,685,394
800		BlackRock, Inc.	603,168
22,516	[1]	Brighthouse Financial, Inc.	996,333
6,163		Charles Schwab Corp.	401,704
617		Chubb Ltd.	97,467
42,689		Citigroup, Inc.	3,105,625
1,140		CME Group, Inc.	232,822
11,483		CNA Financial Corp.	512,486
44,254		Equitable Holdings, Inc.	1,443,565
734		First American Financial Corp.	41,581
88,000	[1]	GoHealth, Inc.	1,028,720
4,472		Goldman Sachs Group, Inc.	1,462,344
20,184	[1]	Guild Holdings Co.	286,613
9,523		Hanover Insurance Group, Inc.	1,232,848
44,009		Huntington Bancshares, Inc.	691,821
25,820		Invesco Ltd.	651,180
46,651		JPMorgan Chase & Co.	7,101,682
36,735		KeyCorp	733,965
3,892		Lincoln National Corp.	242,355
9,217		MetLife, Inc.	560,301
29,790		MGIC Investment Corp.	412,592
13,994		Morgan Stanley	1,086,774
5,922		NASDAQ, Inc.	873,258
32,980		New Residential Investment Corp.	371,025
5,172		Northern Trust Corp.	543,629
3,327		OneMain Holdings, Inc.	178,726
64,000	[1]	Oportun Financial Corp.	1,325,440
27,083	[1]	Patria Investments Ltd.	471,786
18,902		Popular, Inc.	1,329,189
10,010		Prudential Financial, Inc.	911,911
533		Regions Financial Corp.	11,012
12,000	[1]	SelectQuote, Inc.	354,120

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
64,613		SLM Corp.	$1,161,096
6,078		Sterling Bancorp	139,916
441	[1]	SVB Financial Group	217,704
18,418		Synchrony Financial	748,876
18,324		The Hartford Financial Services Group, Inc.	1,223,860
2,560		U.S. Bancorp	141,594
44,691		Unum Group	1,243,751
24,000	[1]	Velocity Financial, LLC	212,880
15,000	[1]	Vinci Partners Investments Ltd.	197,250
23,374		Virtu Financial, Inc.	725,763
40,269		Wells Fargo & Co.	1,573,310
222		White Mountains Insurance Group, Inc.	247,508
10,660		Zions Bancorporation, N.A.	585,874
		TOTAL	54,657,312
		Health Care—5.7%
15,002		Abbott Laboratories	1,797,840
5,190		AbbVie, Inc.	561,662
10,000	[1]	Akouos, Inc.	138,700
2,157	[1]	Alexion Pharmaceuticals, Inc.	329,827
2,520		Anthem, Inc.	904,554
6,000	[1]	Apria, Inc.	167,580
5,347		Baxter International, Inc.	450,966
2,330		Becton Dickinson & Co.	566,540
2,008	[1]	Biogen, Inc.	561,738
29,054		Bristol-Myers Squibb Co.	1,834,179
34	[1]	Charles River Laboratories International, Inc.	9,854
10,781	[1]	Checkmate Pharmaceuticals, Inc.	130,881
20,000	[1]	Connect Biopharma Holdings Ltd., ADR	370,000
20,841		CVS Health Corp.	1,567,868
11,275		Danaher Corp.	2,537,777
2,737	[1]	Davita, Inc.	294,966
10,000	[1]	Decibel Therapeutics, Inc.	113,600
5,668		Dentsply Sirona, Inc.	361,675
100,000	[1]	Dialogue Health Technologies, Inc.	1,219,862
8,000	[1]	Freeline Therapeutics Holdings PLC, ADR	98,400
8,000	[1]	Galecto, Inc.	48,600
34,757		Gilead Sciences, Inc.	2,246,345
5,026	[1]	Gracell Biotechnologies, Inc., ADR	77,400
8,240		HCA Healthcare, Inc.	1,551,922
2,528		Humana, Inc.	1,059,864
2,130	[1]	IQVIA Holdings, Inc.	411,388
1,144	[1]	Jazz Pharmaceuticals PLC.	188,039
35,522		Johnson & Johnson	5,838,041
65,000	[1]	Lucira Health, Inc.	786,500
6,740		McKesson Corp.	1,314,570
11,104		Medtronic PLC	1,311,716
2,570		Merck & Co., Inc.	198,121
1,065	[1]	Molina Healthcare, Inc.	248,954
9,999	[1]	Olink Holding AB, ADR	359,964

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
30,000	[1]	Ortho Clinical Diagnostics Holdings PLC	$578,850
54,007		Pfizer, Inc.	1,956,674
12,130	[1]	PolyPid Ltd.	111,111
648		Quest Diagnostics, Inc.	83,164
241	[1]	SAGE Therapeutics, Inc.	18,039
1,505		STERIS PLC	286,672
15,000	[1]	Talis Biomedical Corp.	192,750
1,952		Thermo Fisher Scientific, Inc.	890,854
515	[1]	United Therapeutics Corp.	86,144
996		UnitedHealth Group, Inc.	370,582
5,095		Universal Health Services, Inc., Class B	679,622
4,074	[1]	Varian Medical Systems, Inc.	719,183
427		Zimmer Biomet Holdings, Inc.	68,354
		TOTAL	35,701,892
		Industrials—5.7%
2,573		3M Co.	495,766
3,573	[1]	AECOM	229,065
5,517		Ametek, Inc.	704,686
4,546		Armstrong World Industries, Inc.	409,549
1,924	[1]	Boeing Co.	490,081
7,510		Carrier Global Corp.	317,072
3,783		Caterpillar, Inc.	877,164
3,549		CoreLogic, Inc.	281,258
1,418		Crane Co.	133,164
9,877		CSX Corp.	952,340
3,634		Cummins, Inc.	941,606
5,016		Deere & Co.	1,876,686
2,193		Dover Corp.	300,726
10,494		Eaton Corp. PLC	1,451,110
9,529		Emerson Electric Co.	859,706
689		FedEx Corp.	195,704
1,179		Fortune Brands Home & Security, Inc.	112,972
980	[1]	Generac Holdings, Inc.	320,901
83,481		General Electric Co.	1,096,106
16,412		GrafTech International Ltd.	200,719
8,710		Honeywell International, Inc.	1,890,680
2,396		Hubbell, Inc.	447,789
1,411		Hunt (J.B.) Transportation Services, Inc.	237,147
732		Huntington Ingalls Industries, Inc.	150,682
664	[1]	IAA Spinco Inc.	36,613
35,000	[1]	InPost S.A.	573,222
30,120		Johnson Controls International PLC	1,797,260
4,421		Kansas City Southern Industries, Inc.	1,166,790
2,725		Lennox International, Inc.	849,083
544	[1]	Lyft, Inc.	34,370
9,226		Manpower, Inc.	912,451
8,411		Masco Corp.	503,819
13,694		Nielsen Holdings PLC	344,404
504		Nordson Corp.	100,135

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
2,183		Norfolk Southern Corp.	$586,179
345		Northrop Grumman Corp.	111,656
2,978		Old Dominion Freight Lines, Inc.	715,941
4,480		Otis Worldwide Corp.	306,656
15,575		Owens Corning, Inc.	1,434,302
1,995		Parker-Hannifin Corp.	629,283
16,089		Quanta Services, Inc.	1,415,510
2,432		Raytheon Technologies Corp.	187,921
3,473		Regal Beloit Corp.	495,528
1,176		Robert Half International, Inc.	91,810
1,935		Rockwell Automation, Inc.	513,626
17,118		Ryder System, Inc.	1,294,977
10,011		Schneider National, Inc.	249,975
5,488		Science Applications International Corp.	458,742
5,000	[1]	Shoals Technologies Group, Inc.	173,900
10,000	[1]	Sun Country Airlines Holdings	342,800
3,494		Toro Co.	360,371
10,639		Trane Technologies PLC	1,761,393
3,967	[1]	Uber Technologies, Inc.	216,241
4,403		Union Pacific Corp.	970,465
5,200		United Parcel Service, Inc.	883,948
1,149	[1]	United Rentals, Inc.	378,377
418		W.W. Grainger, Inc.	167,589
3,285		Waste Management, Inc.	423,831
2,878		Xylem, Inc.	302,708
		TOTAL	35,764,555
		Information Technology—4.1%
361		Alliance Data Systems Corp.	40,465
14,327		Amdocs Ltd.	1,005,039
7,250	[1]	Arrow Electronics, Inc.	803,445
4,208	[1]	Autodesk, Inc.	1,166,247
618		Broadcom, Inc.	286,542
9,717	[1]	Ciena Corp.	531,714
20,000	[1]	Cint Group AB	188,700
7,822	[1]	Cirrus Logic, Inc.	663,227
36,210		Cisco Systems, Inc.	1,872,419
2,775		Citrix Systems, Inc.	389,499
12,456		Cognizant Technology Solutions Corp.	973,063
326	[1]	Coherent, Inc.	82,442
9,552	[1]	CommScope Holdings Co., Inc.	146,719
2,942	[1]	Concentrix Corp.	440,476
13,313		Corning, Inc.	579,249
1,188	[1]	Crowdstrike Holdings, Inc.	216,822
4,397	[1]	Dell Technologies, Inc.	387,596
2,000	[1]	Digitalocean Holdings, Inc.	84,260
4,366	[1]	DXC Technology Co.	136,481
188	[1]	Euronet Worldwide, Inc.	26,000
1,176		Fidelity National Information Services, Inc.	165,357
2,976		HP, Inc.	94,488

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
45,682	[1]	IBEX LTD	$1,005,004
6,040		IBM Corp.	804,890
72,335		Intel Corp.	4,629,440
2,755	[1]	Lumentum Holdings, Inc.	251,669
16,220	[1]	Micron Technology, Inc.	1,430,766
1,062		Motorola, Inc.	199,709
7,152	[1]	ON Semiconductor Corp.	297,595
728		Oracle Corp.	51,084
23,542	[1]	Pure Storage, Inc.	507,095
3,571	[1]	Qorvo, Inc.	652,422
40,000	[1]	Semrush Holdings, Inc.	476,400
3,659		Skyworks Solutions, Inc.	671,353
3,394		Synnex Corp.	389,767
4,442	[1]	Synopsys, Inc.	1,100,639
10,000	[1]	TELUS International (Cda) Inc.	279,800
5,436	[1]	Trimble, Inc.	422,866
5,628	[1]	WEX, Inc.	1,177,490
1,917	[1]	Zebra Technologies Corp., Class A	930,090
		TOTAL	25,558,329
		Materials—2.0%
10,044		Amcor PLC	117,314
2,171		Aptargroup, Inc.	307,566
9,431		Cabot Corp.	494,562
7,305		CF Industries Holdings, Inc.	331,501
2,825		Chemours Co./The	78,846
7,261		Corteva, Inc.	338,508
50,000	[1]	Diversey Holdings, Ltd.	735,500
12,717		Dow, Inc.	813,125
20,324		DuPont de Nemours, Inc.	1,570,639
4,586	[1]	Eagle Materials, Inc.	616,404
2,401		Eastman Chemical Co.	264,398
5,657		Element Solutions, Inc.	103,466
19,379		Freeport-McMoRan, Inc.	638,150
27,570		Graphic Packaging Holding Co.	500,671
2,447		International Paper Co.	132,309
9,614		Linde PLC	2,693,266
3,836		LyondellBasell Industries N.V.	399,136
5,185		Mosaic Co./The	163,898
12,005		Newmont Corp.	723,541
9,372		Reliance Steel & Aluminum Co.	1,427,262
		TOTAL	12,450,062
		Real Estate—1.8%
7,934		Apartment Income REIT Corp.	339,258
2,653		Avalonbay Communities, Inc.	489,505
16,232	[1]	CBRE Group, Inc.	1,284,113
5,847		Crown Castle International Corp.	1,006,444
27,523		Duke Realty Corp.	1,154,039
18,855		Equity Residential Properties Trust	1,350,584
1,484		Essex Property Trust, Inc.	403,411

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—continued
	Real Estate—continued
678	Extra Space Storage, Inc.	$89,869
3,938	Highwoods Properties, Inc.	169,098
5,492	Invitation Homes, Inc.	175,689
53	Life Storage, Inc.	4,555
6,270	Mid-American Apartment Communities, Inc.	905,137
5,656	Public Storage	1,395,675
1,892	SBA Communications, Corp.	525,125
45,714	Weyerhaeuser Co.	1,627,418
	TOTAL	10,919,920
	Utilities—2.0%
21,066	AES Corp.	564,779
2,685	American Electric Power Co., Inc.	227,419
4,578	American Water Works Co., Inc.	686,334
6,616	Dominion Energy, Inc.	502,551
4,536	DTE Energy Co.	603,923
14,419	Duke Energy Corp.	1,391,866
20,909	Exelon Corp.	914,560
20,219	MDU Resources Group, Inc.	639,122
39,944	NextEra Energy, Inc.	3,020,166
25,792	NiSource, Inc.	621,845
32,735	OGE Energy Corp.	1,059,305
22,491	Public Service Enterprises Group, Inc.	1,354,183
1,198	Southern Co.	74,468
22,748	Vistra Corp.	402,185
5,702	WEC Energy Group, Inc.	533,650
	TOTAL	12,596,356
	TOTAL COMMON STOCKS (IDENTIFIED COST $196,245,242)	264,836,505
	CORPORATE BONDS—20.7%
	Basic Industry - Chemicals—0.2%
$ 200,000	Albemarle Corp., 4.150%, 12/1/2024	219,982
200,000	Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	231,355
85,000	Nutrition & Biosciences, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	83,187
650,000	Nutrition & Biosciences, Inc., Sr. Unsecd. Note, 144A, 2.300%, 11/1/2030	630,585
300,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	338,072
	TOTAL	1,503,181
	Basic Industry - Metals & Mining—0.2%
156,000	Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	161,735
650,000	Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	693,393
150,000	Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	164,508
55,000	Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	61,928
	TOTAL	1,081,564
	Capital Goods - Aerospace & Defense—0.8%
750,000	Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	798,627
200,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	182,716
300,000	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	304,924
535,000	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	533,923
200,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	209,495
90,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	86,685

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Capital Goods - Aerospace & Defense—continued
$ 200,000	Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	$214,138
200,000	Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	222,853
400,000	Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	416,008
50,000	Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	52,620
160,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	172,875
140,000	Leidos, Inc., Unsecd. Note, 144A, 3.625%, 5/15/2025	152,075
400,000	Leidos, Inc., Unsecd. Note, 144A, 4.375%, 5/15/2030	445,324
155,000	Lockheed Martin Corp., Sr. Unsecd. Note, 1.850%, 6/15/2030	151,124
400,000	Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 3/1/2025	428,058
500,000	Textron, Inc., Sr. Unsecd. Note, 3.650%, 3/15/2027	539,150
20,000	Textron, Inc., Sr. Unsecd. Note, 4.000%, 3/15/2026	21,867
25,000	Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	27,108
	TOTAL	4,959,570
	Capital Goods - Building Materials—0.3%
60,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	63,095
110,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	116,808
490,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	524,708
235,000	Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	235,334
115,000	Carrier Global Corp., Sr. Unsecd. Note, 2.722%, 2/15/2030	116,179
350,000	Carrier Global Corp., Sr. Unsecd. Note, 3.577%, 4/5/2050	344,313
165,000	Masco Corp., Sr. Unsecd. Note, 4.500%, 5/15/2047	189,134
	TOTAL	1,589,571
	Capital Goods - Construction Machinery—0.2%
770,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	852,688
450,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	494,072
	TOTAL	1,346,760
	Capital Goods - Diversified Manufacturing—0.4%
125,000	General Electric Co., Sr. Unsecd. Note, 3.625%, 5/1/2030	134,736
105,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	106,579
110,000	Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	104,425
750,000	Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	791,739
305,000	Otis Worldwide Corp., Sr. Unsecd. Note, Series WI, 2.565%, 2/15/2030	307,549
500,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.800%, 12/15/2021	507,584
120,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	127,073
220,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	216,149
	TOTAL	2,295,834
	Capital Goods - Packaging—0.2%
600,000	Packaging Corp. of America, Sr. Unsecd. Note, 3.650%, 9/15/2024	652,829
360,000	WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	399,301
	TOTAL	1,052,130
	Communications - Cable & Satellite—0.6%
250,000	CCO Safari II LLC, 6.484%, 10/23/2045	326,168
200,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.800%, 4/1/2031	197,548
200,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	183,707
85,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	81,754
1,000,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	1,079,572
650,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	709,973
250,000	Comcast Corp., Sr. Unsecd. Note, 3.400%, 4/1/2030	270,887

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—continued
$ 300,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	$335,278
300,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	356,201
	TOTAL	3,541,088
	Communications - Media & Entertainment—0.7%
345,000	Alphabet, Inc., Sr. Unsecd. Note, 1.900%, 8/15/2040	298,768
600,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	659,406
300,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.650%, 5/15/2050	331,626
135,000	Fox Corp., Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	155,545
180,000	Fox Corp, Sr. Unsecd. Note, Series WI, 5.576%, 1/25/2049	230,001
500,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	551,684
495,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.375%, 3/1/2041	482,130
260,000	Omnicom Group, Inc., Sr. Unsecd. Note, 2.450%, 4/30/2030	257,508
100,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 4/15/2026	109,656
200,000	ViacomCBS Inc., Sr. Unsecd. Note, 4.200%, 6/1/2029	222,633
400,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2031	472,299
200,000	Walt Disney Co., Sr. Unsecd. Note, 2.000%, 9/1/2029	197,675
110,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	117,365
135,000	Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	148,898
	TOTAL	4,235,194
	Communications - Telecom Wireless—0.6%
425,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 2.875%, 5/7/2030	434,450
250,000	American Tower Corp., 2.950%, 1/15/2051	221,436
300,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	334,879
350,000	Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	405,414
450,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.250%, 1/15/2051	414,979
160,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.300%, 7/1/2030	167,740
400,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/15/2030	434,644
120,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 4.500%, 4/15/2050	134,897
350,000	T-Mobile USA, Inc., Sr. Sub. Note, 144A, 3.000%, 2/15/2041	325,509
250,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	279,700
280,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	350,392
	TOTAL	3,504,040
	Communications - Telecom Wirelines—0.9%
350,000	AT&T, Inc., Sr. Unsecd. Note, 0.900%, 3/25/2024	350,798
350,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	350,043
350,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	345,997
350,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 6/1/2051	339,126
978,000	AT&T, Inc., Sr. Unsecd. Note, 144A, 3.800%, 12/1/2057	932,250
800,000	Deutsche Telekom International Finance BV, Sr. Unsecd. Note, 144A, 3.600%, 1/19/2027	877,751
580,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	679,206
755,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	767,555
350,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	384,471
534,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	636,897
125,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 9/15/2023	138,703
	TOTAL	5,802,797
	Consumer Cyclical - Automotive—0.7%
300,000	American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.875%, 7/7/2023	302,195
500,000	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.350%, 2/22/2023	524,536
450,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	529,679

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—continued
$ 400,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 10/6/2026	$436,704
205,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	210,566
180,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 10/15/2027	180,813
350,000	Stellantis N.V., Sr. Unsecd. Note, 5.250%, 4/15/2023	378,994
720,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 1/11/2023	749,539
250,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	247,229
365,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 3.125%, 5/12/2023	383,708
200,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/12/2021	204,395
	TOTAL	4,148,358
	Consumer Cyclical - Retailers—0.8%
295,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	290,996
350,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	381,039
600,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	610,044
170,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	196,238
15,000	AutoZone, Inc., Sr. Unsecd. Note, 3.625%, 4/15/2025	16,350
215,000	AutoZone, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2030	238,282
600,000	CVS Health Corp., Sr. Unsecd. Note, 4.250%, 4/1/2050	674,660
310,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	352,238
540,000	Dollar General Corp., Sr. Unsecd. Note, 3.875%, 4/15/2027	600,607
600,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	637,210
120,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	127,362
600,000	Home Depot, Inc., Sr. Unsecd. Note, 3.300%, 4/15/2040	632,155
195,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	180,569
40,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 3.550%, 3/15/2026	43,734
115,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	129,523
	TOTAL	5,111,007
	Consumer Cyclical - Services—0.3%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	190,956
400,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	458,869
200,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	233,228
350,000	Expedia Group, Inc., Sr. Unsecd. Note, 144A, 2.950%, 3/15/2031	345,500
400,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.750%, 8/1/2028	462,766
200,000	Visa, Inc., Sr. Unsecd. Note, 2.800%, 12/14/2022	207,792
30,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	32,742
	TOTAL	1,931,853
	Consumer Non-Cyclical - Food/Beverage—1.2%
165,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/2046	192,035
1,000,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2050	1,136,530
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 1.850%, 9/1/2032	137,654
230,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	231,458
235,000	Conagra Brands, Inc., Sr. Unsecd. Note, 1.375%, 11/1/2027	226,657
475,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	497,754
115,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	112,327
500,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	542,364
200,000	General Mills, Inc., Sr. Unsecd. Note, 3.700%, 10/17/2023	214,632
150,000	General Mills, Inc., Sr. Unsecd. Note, 144A, 3.000%, 2/1/2051	140,646
500,000	Grupo Bimbo S.A.B. de CV, 144A, 4.875%, 6/27/2044	566,875
250,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	264,939
220,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	246,976

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$ 500,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	$523,881
455,000	McCormick & Co., Inc., Sr. Unsecd. Note, 2.500%, 4/15/2030	455,784
160,000	Mondelez International, Inc., Sr. Unsecd. Note, 1.500%, 5/4/2025	161,900
170,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	169,382
350,000	Smucker (J.M.) Co., Sr. Unsecd. Note, 2.375%, 3/15/2030	345,944
300,000	Smucker (J.M.) Co., Sr. Unsecd. Note, 3.500%, 3/15/2025	326,065
400,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	452,484
495,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	541,186
	TOTAL	7,487,473
	Consumer Non-Cyclical - Health Care—0.4%
155,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	158,989
600,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	602,369
335,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.794%, 5/20/2050	356,869
79,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	94,342
340,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	301,414
135,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	141,314
140,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	143,208
230,000	PerkinElmer, Inc., Sr. Unsecd. Note, 2.550%, 3/15/2031	228,360
300,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	317,012
10,000	Stryker Corp., Sr. Unsecd. Note, 3.500%, 3/15/2026	10,978
	TOTAL	2,354,855
	Consumer Non-Cyclical - Pharmaceuticals—0.7%
283,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	317,892
250,000	Amgen, Inc., Sr. Unsecd. Note, 2.300%, 2/25/2031	246,692
500,000	Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	504,243
190,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	194,210
600,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	646,578
600,000	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 3.375%, 10/8/2024	647,218
350,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	339,814
375,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	345,021
110,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	129,791
91,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	79,017
350,000	Royalty Pharma PLC, Sr. Unsecd. Note, 144A, 3.550%, 9/2/2050	334,427
210,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	202,560
450,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	429,713
	TOTAL	4,417,176
	Consumer Non-Cyclical - Products—0.0%
70,000	Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.700%, 4/1/2026	77,337
	Consumer Non-Cyclical - Supermarkets—0.1%
300,000	Kroger Co., Sr. Unsecd. Note, 2.650%, 10/15/2026	316,826
200,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	226,196
	TOTAL	543,022
	Consumer Non-Cyclical - Tobacco—0.2%
400,000	Altria Group, Inc., Sr. Unsecd. Note, 5.950%, 2/14/2049	499,150
350,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	352,946
315,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	304,272
280,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	363,342
	TOTAL	1,519,710

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Energy - Independent—0.3%
$ 100,000	Canadian Natural Resources Ltd., 3.900%, 2/1/2025	$108,014
250,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	253,051
250,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	272,373
430,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	476,381
400,000	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	440,680
350,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	331,184
	TOTAL	1,881,683
	Energy - Integrated—0.5%
340,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 1.749%, 8/10/2030	321,567
250,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 2.520%, 9/19/2022	257,201
110,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	118,435
325,000	Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	311,563
600,000	Exxon Mobil Corp., Sr. Unsecd. Note, 3.482%, 3/19/2030	652,201
300,000	Husky Energy, Inc., 4.000%, 4/15/2024	320,462
75,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	83,784
500,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.125%, 5/11/2035	569,421
550,000	Suncor Energy, Inc., Sr. Unsecd. Note, 3.750%, 3/4/2051	536,132
	TOTAL	3,170,766
	Energy - Midstream—0.6%
465,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	465,598
115,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	127,293
35,000	Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series B, 3.000%, 11/15/2029	36,374
115,000	Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series C, 3.900%, 11/15/2049	118,379
200,000	Energy Transfer Operating, Sr. Unsecd. Note, 5.000%, 5/15/2050	207,326
40,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	43,688
475,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 10Y, 4.950%, 6/15/2028	531,869
600,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.700%, 1/31/2051	591,757
70,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.950%, 2/15/2027	77,888
200,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	254,202
200,000	Kinder Morgan, Inc., 5.050%, 2/15/2046	226,577
335,000	ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	351,444
120,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	130,343
490,000	Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	544,312
	TOTAL	3,707,050
	Energy - Refining—0.2%
200,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	222,308
220,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	260,389
580,000	Valero Energy Corp., Sr. Unsecd. Note, 2.150%, 9/15/2027	569,152
	TOTAL	1,051,849
	Financial Institution - Banking—3.8%
600,000	American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 3.300%, 5/3/2027	656,978
400,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	431,381
1,850,000	Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	1,987,873
250,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.922%, 10/24/2031	235,470
150,000	Bank of America Corp., Sub. Note, 6.500%, 9/15/2037	194,419
50,000	Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	54,864
300,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	328,766
800,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.200%, 8/16/2023	832,364
200,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	205,244

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 125,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	$135,218
580,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	620,993
570,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	619,596
900,000		Citigroup, Inc., Sr. Unsecd. Note, 3.668%, 7/24/2028	984,818
250,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	275,127
265,000		Citizens Bank, N.A., Providence, Sr. Unsecd. Note, Series BKNT, 2.250%, 4/28/2025	275,227
30,000		Comerica, Inc., 3.800%, 7/22/2026	33,063
350,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	382,619
800,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	905,073
165,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	168,369
700,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	664,918
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 2/1/2041	708,675
1,400,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	1,544,783
345,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.550%, 2/4/2030	346,268
420,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.953%, 2/4/2032	398,413
1,850,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	2,002,267
850,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	899,951
210,000		M&T Bank Corp., Sr. Unsecd. Note, 3.550%, 7/26/2023	224,919
500,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.500%, 5/18/2022	511,433
950,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	1,039,681
40,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	37,368
400,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.928%, 4/28/2032	378,224
250,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 8/9/2026	307,270
275,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	294,156
400,000		Northern Trust Corp., Sr. Unsecd. Note, 1.950%, 5/1/2030	390,696
400,000		PNC Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 1/22/2028	431,968
235,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	244,083
250,000		Synovus Bank GA, Sr. Unsecd. Note, 2.289%, 2/10/2023	252,184
600,000		Truist Bank, Sr. Unsecd. Note, Series BKNT, 3.000%, 2/2/2023	627,672
495,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 4/1/2022	506,248
250,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 3.750%, 12/6/2023	270,865
250,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	230,780
50,000	[2]	Wells Fargo & Co., Sr. Unsecd. Note, 1.441% (3-month USLIBOR +1.230%), 10/31/2023	50,792
410,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	423,400
300,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	320,357
1,300,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	1,418,522
		TOTAL	23,853,355
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
130,000		BlackRock, Inc., Sr. Unsecd. Note, 1.900%, 1/28/2031	125,907
40,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	43,977
140,000		Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	137,479
165,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	185,638
150,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	174,792
350,000		Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	378,674
		TOTAL	1,046,467
		Financial Institution - Finance Companies—0.2%
350,000		GE Capital Funding LLC, Sr. Unsecd. Note, 144A, 4.400%, 5/15/2030	396,548
600,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	687,614
		TOTAL	1,084,162

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Health—0.0%
$ 190,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2050	$182,475
	Financial Institution - Insurance - Life—0.6%
800,000	Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	856,956
500,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	538,053
800,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	875,983
450,000	Lincoln National Corp., Sr. Unsecd. Note, 3.625%, 12/12/2026	495,406
150,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	178,628
250,000	MetLife, Inc., Sr. Unsecd. Note, 4.050%, 3/1/2045	284,062
170,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	184,081
350,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 5/15/2044	418,867
	TOTAL	3,832,036
	Financial Institution - Insurance - P&C—0.3%
30,000	Chubb INA Holdings, Inc., 3.350%, 5/3/2026	32,714
300,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 1.375%, 9/15/2030	274,304
240,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 3.600%, 8/19/2049	249,945
340,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 3.951%, 10/15/2050	351,947
500,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	818,413
90,000	Travelers Cos., Inc., Sr. Unsecd. Note, 2.550%, 4/27/2050	80,681
	TOTAL	1,808,004
	Financial Institution - REIT - Apartment—0.4%
750,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	815,346
95,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	97,605
750,000	Mid-America Apartment Communities LP, 4.000%, 11/15/2025	833,028
550,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	589,616
	TOTAL	2,335,595
	Financial Institution - REIT - Healthcare—0.2%
300,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	279,702
600,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	642,357
100,000	Welltower, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2031	99,611
450,000	Welltower, Inc., Sr. Unsecd. Note, 4.250%, 4/1/2026	505,980
	TOTAL	1,527,650
	Financial Institution - REIT - Office—0.2%
130,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	118,382
400,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	445,106
750,000	Boston Properties LP, Sr. Unsecd. Note, 3.650%, 2/1/2026	819,693
	TOTAL	1,383,181
	Financial Institution - REIT - Other—0.1%
150,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	143,833
295,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	317,678
250,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	275,133
	TOTAL	736,644
	Financial Institution - REIT - Retail—0.1%
700,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	766,034
	Technology—1.1%
150,000	Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	139,575
600,000	Apple, Inc., Sr. Unsecd. Note, 2.400%, 8/20/2050	517,859
75,000	Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	83,881
318,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	348,199
250,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	270,156

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 75,000	Broadcom, Inc., Sr. Unsecd. Note, 4.700%, 4/15/2025	$75,399
60,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	57,474
350,000	Cisco Systems, Inc., 3.625%, 3/4/2024	382,371
525,000	Dell International LLC / EMC Corp., Sec. Fac. Bond, 144A, 5.850%, 7/15/2025	612,505
240,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	253,764
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	224,733
95,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 1.150%, 3/1/2026	93,476
70,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	68,912
185,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	199,820
380,000	Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	408,717
120,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	124,724
245,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	277,726
70,000	Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	72,714
200,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.975%, 2/6/2026	229,074
245,000	Microsoft Corp., Sr. Unsecd. Note, 2.675%, 6/1/2060	225,427
600,000	Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	654,370
600,000	Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	582,179
200,000	Oracle Corp., Sr. Unsecd. Note, 3.650%, 3/25/2041	202,668
20,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	22,885
200,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	222,398
25,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	31,616
235,000	Vontier Corp., Sr. Unsecd. Note, 144A, 1.800%, 4/1/2026	234,361
	TOTAL	6,616,983
	Technology Services—0.1%
235,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	230,036
160,000	Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	157,620
145,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	148,136
	TOTAL	535,792
	Transportation - Airlines—0.1%
140,000	Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	151,203
100,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 6/15/2027	115,057
380,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	432,687
	TOTAL	698,947
	Transportation - Railroads—0.1%
175,000	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.000%, 4/1/2025	188,552
105,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	101,644
310,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.500%, 5/1/2050	311,833
230,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	230,929
	TOTAL	832,958
	Transportation - Services—0.3%
400,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 3.300%, 10/15/2022	416,864
100,000	FedEx Corp., Sr. Unsecd. Note, 3.100%, 8/5/2029	104,985
300,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	327,484
500,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 2.700%, 3/14/2023	518,800
500,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	524,893
	TOTAL	1,893,026
	Utility - Electric—1.4%
500,000	Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	484,072
600,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 3.200%, 11/13/2027	647,295

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 400,000	Avangrid, Inc., Sr. Unsecd. Note, 3.800%, 6/1/2029	$440,618
300,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, 3.750%, 11/15/2023	322,190
195,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	191,967
165,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	175,834
210,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	223,846
600,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	628,254
350,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	352,839
200,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	216,108
400,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	434,041
400,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	447,241
470,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.625%, 9/14/2025	532,537
200,000	Enel Finance International SA, Company Guarantee, 144A, 6.000%, 10/7/2039	266,945
70,000	EverSource Energy, Sr. Unsecd. Note, 3.350%, 3/15/2026	75,538
500,000	EverSource Energy, Sr. Unsecd. Note, Series N, 3.800%, 12/1/2023	540,769
195,000	Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	234,359
50,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 6/15/2022	51,702
160,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	168,998
93,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	99,116
20,000	Indiana Michigan Power Co., Sr. Unsecd. Note, Series K, 4.550%, 3/15/2046	23,502
490,000	Kansas City Power and Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	555,758
200,000	Mississippi Power Co., Sr. Unsecd. Note, 3.950%, 3/30/2028	220,719
50,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	54,001
110,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	116,581
500,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.250%, 6/1/2030	489,604
65,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	73,072
300,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	320,140
300,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	317,325
135,000	Southern Co., Sr. Unsecd. Note, Series A, 3.700%, 4/30/2030	146,089
140,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 3/15/2027	153,675
	TOTAL	9,004,735
	Utility - Natural Gas—0.4%
700,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	828,079
140,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	134,987
395,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	451,801
120,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	137,643
690,000	TransCanada PipeLines Ltd., Sr. Secd. Note, 5.100%, 3/15/2049	846,308
	TOTAL	2,398,818
	TOTAL CORPORATE BONDS (IDENTIFIED COST $121,585,127)	128,850,730
	U.S. TREASURIES—10.2%
	Treasury Inflation-Indexed Note—1.2%
2,346,253	U.S. Treasury Inflation-Protected Notes, 0.125%, 7/15/2030	2,547,685
1,105,203	U.S. Treasury Inflation-Protected Notes, 0.125%, 1/15/2031	1,190,936
3,458,854	U.S. Treasury Inflation-Protected Notes, 0.250%, 2/15/2050	3,623,766
11,038	U.S. Treasury Inflation-Protected Notes, 1.000%, 2/15/2046	13,553
	TOTAL	7,375,940
	U.S. Treasury Bond—0.9%
150,000	United States Treasury Bond, 1.375%, 11/15/2040	127,756
760,000	United States Treasury Bond, 1.625%, 11/15/2050	634,160

Shares, Principal Amount or Contracts			Value
		U.S. TREASURIES—continued
		U.S. Treasury Bond—continued
$ 20,000		United States Treasury Bond, 2.750%, 11/15/2047	$21,419
2,000,000		United States Treasury Bond, 2.875%, 5/15/2049	2,199,161
1,000		United States Treasury Bond, 3.000%, 11/15/2044	1,116
900,000		United States Treasury Bond, 3.000%, 2/15/2049	1,012,613
1,100,000		United States Treasury Bond, 3.125%, 5/15/2048	1,263,502
		TOTAL	5,259,727
		U.S. Treasury Note—8.1%
3,000,000		United States Treasury Note, 0.125%, 6/30/2022	3,000,620
1,350,000		United States Treasury Note, 0.125%, 11/30/2022	1,349,636
1,500,000		United States Treasury Note, 0.250%, 9/30/2025	1,463,162
1,025,000		United States Treasury Note, 0.375%, 11/30/2025	1,002,582
2,490,000		United States Treasury Note, 0.375%, 1/31/2026	2,428,280
5,700,000	[3]	United States Treasury Note, 0.500%, 3/15/2023	5,736,794
600,000		United States Treasury Note, 0.625%, 11/30/2027	572,155
900,000		United States Treasury Note, 0.625%, 8/15/2030	815,943
400,000		United States Treasury Note, 0.875%, 11/15/2030	370,044
16,000,000	[3]	United States Treasury Note, 1.375%, 6/30/2023	16,419,416
4,500,000		United States Treasury Note, 1.500%, 8/31/2021	4,526,967
2,500,000		United States Treasury Note, 1.500%, 9/15/2022	2,549,730
900,000		United States Treasury Note, 1.750%, 12/31/2024	938,832
6,400,000		United States Treasury Note, 1.750%, 11/15/2029	6,478,157
1,000,000		United States Treasury Note, 2.000%, 10/31/2022	1,029,343
900,000		United States Treasury Note, 2.125%, 11/30/2024	951,320
50,000		United States Treasury Note, 2.250%, 11/15/2027	52,924
40,000		United States Treasury Note, 2.875%, 5/31/2025	43,575
300,000		United States Treasury Note, 2.875%, 5/15/2028	329,749
500,000		United States Treasury Note, 3.125%, 11/15/2028	559,060
		TOTAL	50,618,289
		TOTAL U.S. TREASURIES (IDENTIFIED COST $62,735,348)	63,253,956
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.8%
		Agency Commercial Mortgage-Backed Securities—0.4%
1,823,716		Federal Home Loan Mortgage Corp. REMIC, Series K105, Class A1, 1.536%, 9/25/2029	1,816,283
790,000		FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.720%, 10/25/2048	856,055
		TOTAL	2,672,338
		Commercial Mortgage—0.4%
85,000		Bank 2017-BN8, Class A4, 3.488%, 11/15/2050	93,068
800,000		Benchmark Mortgage Trust 2020-B19, Class A5, 1.850%, 9/15/2053	766,228
50,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	54,204
1,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	1,038,879
100,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	107,059
		TOTAL	2,059,438
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,684,775)	4,731,776
		FOREIGN GOVERNMENTS/AGENCIES—0.2%
		Sovereign—0.2%
600,000		Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	654,456
600,000		Mexico, Government of, 3.750%, 1/11/2028	641,568

Shares, Principal Amount or Contracts			Value
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 200,000		Poland, Government of, 4.000%, 1/22/2024	$219,000
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,434,800)	1,515,024
		PREFERRED STOCKS—0.1%
		Health Care—0.1%
59,631	[4]	Recursion Pharmaceuticals, Inc. (IDENTIFIED COST $599,995)	913,832
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal National Mortgage Association—0.0%
$ 11,229		Federal National Mortgage Association, Pool AO8829, 3.500%, 7/1/2042	12,190
		Government National Mortgage Association—0.0%
5,061		Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	5,783
3,082		Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	3,565
8,819		Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	10,173
9,947		Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	11,521
		TOTAL	31,042
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $38,702)	43,232
		ADJUSTABLE RATE MORTGAGE—0.0%
		Federal National Mortgage Association—0.0%
2,400	[2]	Federal National Mortgage Association ARM, 2.329%, 9/1/2037 (IDENTIFIED COST $2,417)	2,528
		PURCHASED CALL OPTIONS—0.1%
3,600	[1]	Invesco QQQ Trust Series 1, Notional Amount $114,886,800, Exercise Price $340.00, Expiration Date 4/16/2021	131,400
4,000	[1]	iShares MSCI EAFE ETF, Notional Amount $30,348,000, Exercise Price $81.00, Expiration Date 6/18/2021	90,000
1,300	[1]	SPDR S&P 500 ETF Trust, Notional Amount $51,522,900, Exercise Price $420.00, Expiration Date 5/21/2021	142,350
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $1,112,011)	363,750
		PURCHASED PUT OPTIONS—0.1%
9,000	[1]	Chicago Board Options Exchange SPX Volatility Index, Notional Amount $17,460,000, Exercise Price $18.00, Expiration Date 4/21/2021	405,000
10,000	[1]	Chicago Board Options Exchange SPX Volatility Index, Notional Amount $19,400,000, Exercise Price $18.00, Expiration Date 5/19/2021	450,000
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $362,463)	855,000
		INVESTMENT COMPANIES—20.8%
1,076,314		Bank Loan Core Fund	10,354,144
1,263,809		Emerging Markets Core Fund	12,663,368
3,628,641		Federated Hermes High Income Bond Fund II, Class P	22,388,713
1,052		Federated Hermes Short-Intermediate Government Fund, Institutional Shares	11,757
7,430,048		Mortgage Core Fund	73,631,772
1,162,597		Project and Trade Finance Core Fund	10,277,354
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $125,175,105)	129,327,108

Shares, Principal Amount or Contracts		Value
	REPURCHASE AGREEMENT—4.7%
$29,157,000	Interest in $2,065,000,000 joint repurchase agreement 0.01%, dated 3/31/2021 under which Bank of America, N.A. will repurchase a security provided as collateral for $2,065,000,574 on 4/1/2021. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Government Agency security maturing on 7/20/2050 and the market value of that underlying security was $2,106,300,586. (IDENTIFIED COST $29,157,000)	$29,157,000
	TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $543,132,985)	623,850,441
	OTHER ASSETS AND LIABILITIES - NET—(0.2)%[5]	(940,513)
	TOTAL NET ASSETS—100%	$622,909,928
At March 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
1S&P 500 E-Mini Long Futures	349	$69,231,130	June 2021	$1,401,985
[1]United States Treasury Notes 2-Year Long Futures	110	$24,279,922	June 2021	$(7,424)
[1]United States Treasury Notes 5-Year Long Futures	100	$12,339,844	June 2021	$(130,425)
Short Futures:
[1]United States Treasury Notes 10-Year Short Futures	30	$3,928,125	June 2021	$102,356
[1]United States Treasury Notes 10-Year Ultra Short Futures	10	$1,436,875	June 2021	$3,102
[1]United States Treasury Ultra Bond Short Futures	15	$2,718,282	June 2021	$100,666
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,470,260
The average notional value of long and short futures contracts held by the Fund throughout the period was $147,674,938 and $7,662,758, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At March 31, 2021, the Fund had the following outstanding written option contracts:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
J.P. Morgan	SPDR S&P 500 ETF Trust	$51,522,900	May 2021	$430.00	$(53,300)
J.P. Morgan	Invesco QQQ Trust Series 1	$114,886,800	April 2021	$350.00	$(37,800)
Put Options:
J.P. Morgan	Chicago Board Options Exchange SPX Volatility Index	$17,460,000	April 2021	$17.00	$(180,000)
J.P. Morgan	Chicago Board Options Exchange SPX Volatility Index	$19,400,000	May 2021	$17.00	$(250,000)
(Premiums Received $672,849)					$(521,100)
The average market value of written put and call options held by the Fund throughout the period was $209,250 and $47,800, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $421,700 and $262,513, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts and the value of Written Option Contracts is included in “Other Assets and Liabilities—Net.”

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended March 31, 2021, were as follows:
	Value as of 12/31/2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 3/31/2021	Shares Held as of 3/31/2021	Dividend Income
Health Care:
Akouos, Inc.	$158,640	$37,133	$—	$(57,073)	$—	$138,700	10,000	$—
Affiliated Issuers no longer in the portfolio at period end	$282,080	$82,702	$(241,236)	$(170,080)	$46,534	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$440,720	$119,835	$(241,236)	$(227,153)	$46,534	$138,700	10,000	$—
Affiliated fund holdings are investment companies which are managed by Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) or an affiliate of the Co-Advisers. Transactions with affiliated fund holdings during the period ended March 31, 2021, were as follows:
Affiliates	Value as of 12/31/2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 3/31/2021	Shares Held as of 3/31/2021	Dividend Income
Bank Loan Core Fund	$10,204,299	$107,346	$—	$42,499	$—	$10,354,144	1,076,314	$107,346
Emerging Markets Core Fund	$13,049,717	$177,412	$—	$(563,761)	$—	$12,663,368	1,263,809	$177,421
Federated Hermes High Income Bond Fund II, Class P	$22,114,880	$1,094,704	$—	$(820,871)	$—	$22,388,713	3,628,641	$1,094,704
Federated Hermes Short-Intermediate Government Fund, Institutional Shares	$11,925	$31	$—	$(199)	$—	$11,757	1,052	$32
Mortgage Core Fund	$74,360,167	$456,842	$—	$(1,185,237)	$—	$73,631,772	7,430,048	$456,842
Project and Trade Finance Core Fund	$10,223,086	$42,623	$—	$11,645	$—	$10,277,354	1,162,597	$42,623
TOTAL OF AFFILIATED TRANSACTIONS	$129,964,074	$1,878,958	$—	$(2,515,924)	$—	$129,327,108	14,562,461	$1,878,968

1	Non-income-producing security.
2
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

3	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Co-Advisers and certain of the Co-Advisers’ affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$240,989,520	$—	$—	$240,989,520
International	23,126,944	720,041	—	23,846,985
Preferred Stock
Domestic	—	—	913,832	913,832
Debt Securities:
Corporate Bonds	—	128,850,730	—	128,850,730
U.S. Treasuries	—	63,253,956	—	63,253,956
Commercial Mortgage-Backed Securities	—	4,731,776	—	4,731,776
Foreign Governments/Agencies	—	1,515,024	—	1,515,024
Mortgage-Backed Securities	—	43,232	—	43,232
Adjustable Rate Mortgages	—	2,528	—	2,528
Purchased Call Options	363,750	—	—	363,750
Purchased Put Options	855,000	—	—	855,000
Repurchase Agreement	—	29,157,000	—	29,157,000
Investment Companies[1]	119,049,754	—	—	129,327,108
TOTAL SECURITIES	$384,384,968	$228,274,287	$913,832	$623,850,441
Other Financial Instruments:
Assets
Futures Contracts	$1,608,109	$—	$—	$1,608,109
Liabilities
Written Options Contracts	(521,100)	—	—	(521,100)
Futures Contracts	(137,849)	—	—	(137,849)
TOTAL OTHER FINANCIAL INSTRUMENTS	$949,160	$—	$—	$949,160

[1]
As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $10,277,354 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Project and Trade
Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
ETF	—Exchange-Traded Fund
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SPDR	—Standard & Poor’s Depositary Receipt